Basis of presentation and summary of significant accounting policies - Property and Equipment (Details)	12 Months Ended
Dec. 31, 2018
Minimum
Property, Plant and Equipment [Line Items]
Estimated useful lives of property and equipment	3 years
Maximum
Property, Plant and Equipment [Line Items]
Estimated useful lives of property and equipment	7 years